Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Deferred gains on leases (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Sale Leaseback Transaction [Line Items]
Amount of amortization of deferred gains from sale leaseback	$ 50.3	$ 37.0	$ 12.7
Other current liabilities
Sale Leaseback Transaction [Line Items]
Up-front funds upon sublease or assignment of existing leases	13.9	14.4
Deferred gain from sale leaseback	62.4	44.7
Other long-term liabilities
Sale Leaseback Transaction [Line Items]
Up-front funds upon sublease or assignment of existing leases	58.6	72.7
Deferred gain from sale leaseback	$ 482.2	$ 194.7